Operations and Principal Activities - consolidated financial information of the Group's VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents	¥ 3,369,200		¥ 3,999,160		$ 481,783
Short-term investments	840,938		538,816		120,253
Restricted cash	1,078		900		154
Trade receivables	357,998		420,636		51,193
Amounts due from related parties	25,570		41,588		3,656
Prepayments and other current assets	107,265		163,446		15,339
Non-current assets:
Property and equipment, net	5,349		8,490		765
Intangible assets, net	29,588		54,534		4,231
Goodwill			126,344	¥ 191,077
Right-of-use assets	42,100		7,151		6,015
Other non-current assets	13,391		623		1,915
Total assets	5,190,874		5,732,952		742,286
Current liabilities:
Accounts payable and accrued liabilities	681,307		835,688		97,426
Salary and welfare payables	188,038		275,260		26,889
Taxes payable	16,285		22,081		2,329
Contract liabilities	186,034		235,539		26,603
Short-term lease liabilities	21,382		17,308		3,058
Non-current liabilities:
Long-term lease liabilities	15,592		1,823		2,230
Other non-current liabilities	4,650		3,957		665
Total liabilities	1,315,830		1,537,266		$ 188,162
Gross Profit	1,647,745	$ 235,625	2,180,829	2,295,848
Operating expenses	2,155,033	308,165	2,661,912	3,368,073
Other income	30,641	4,382	42,902	49,236
(Loss)/Income before income tax	(173,474)	(24,805)	(178,358)	(827,696)
Income tax (expenses)/benefits	(21,687)	(3,101)	9,391	(11,832)
Net (loss)/income	(195,161)	(27,906)	(168,967)	(839,528)
Net loss/(income) attributable to noncontrolling interests	(2,260)	(323)	2,835	4,113
Net cash provided by operating activities	(363,600)	(51,993)	(280,185)	(415,527)
Purchases of short-term investments	(13,415,852)	(1,918,441)	(9,114,732)	(7,533,252)
Proceeds of maturities of short-term investments	13,164,449	1,882,491	10,409,987	6,584,256
Net cash provided by/(used in) investing activities	(116,301)	(16,632)	2,562,617	(1,681,140)
Net cash used in financing activities	(131,629)	(18,822)	(403,862)	(365,056)
Net increase in cash and cash equivalents	(629,828)	(90,064)	1,893,421	(2,419,213)
Cash, cash equivalents and restricted cash at beginning of the year	4,000,060	572,001	2,106,639	4,525,852
Cash, cash equivalents and restricted cash at end of the year	¥ 3,370,232	$ 481,937	¥ 4,000,060	2,106,639
Other Liability, Related Party [Extensible Enumeration]	Affiliated Entity		Affiliated Entity		Affiliated Entity
Related Party
Current liabilities:
Other current liabilities	¥ 16,135		¥ 6,825		$ 2,307
Nonrelated Party
Current liabilities:
Other current liabilities	124,233		131,955		$ 17,765
VIE
Current assets:
Cash and cash equivalents	368,887		496,891
Short-term investments	54,801		5,624
Restricted cash	1,078		900
Trade receivables	77,203		70,894
Amounts due from Group companies	42,107		47,479
Prepayments and other current assets	55,073		86,390
Non-current assets:
Property and equipment, net	624		456
Intangible assets, net	18,791		41,542
Goodwill			103,514
Right-of-use assets	6,306		2,320
Other non-current assets	919		378
Total assets	640,137		867,450
Current liabilities:
Accounts payable and accrued liabilities	154,411		208,525
Salary and welfare payables	6,840		13,111
Taxes payable	4,751		4,885
Contract liabilities	159,173		195,507
Amounts due to Group companies	379,300		390,742
Short-term lease liabilities	2,832		2,063
Non-current liabilities:
Long-term lease liabilities	2,903		85
Deferred tax liabilities			4,595
Other non-current liabilities	4,650		3,957
Total liabilities	743,760		848,215
Inter-company revenues	4,674		569	485
Third-party revenues	1,888,975		2,296,096	2,445,830
Inter-company cost	(701,878)		(721,936)	(804,488)
Third-party cost	(558,886)		(701,990)	(845,458)
Gross Profit	632,885		872,739	796,369
Operating expenses	(770,968)		(897,583)	(847,972)
Other income	2,266		26,664	20,302
(Loss)/Income before income tax	(135,817)		1,820	(31,301)
Income tax (expenses)/benefits	4,525		6,453	(7,070)
Net (loss)/income	(131,292)		8,273	(38,371)
Net loss/(income) attributable to noncontrolling interests	2,260		(946)	1,758
Net (loss)/income attributable to the Company	(129,032)		7,327	(36,613)
Purchases of goods and services from Group companies	(626,872)		(696,877)	(878,010)
Net cash provided by operating activities	146,102		25,187	215,724
Purchases of short-term investments	(2,807,713)		(1,202,944)	(431,000)
Proceeds of maturities of short-term investments	2,765,045		1,286,977	387,014
Net cash provided by/(used in) investing activities	(36,641)		95,627	(107,848)
Capital contribution from shareholders			18,342
Financing activities with Group companies	(237,287)
Net cash used in financing activities	(237,287)		18,342
Net increase in cash and cash equivalents	(127,826)		139,156	107,876
Cash, cash equivalents and restricted cash at beginning of the year	497,791		358,635	250,759
Cash, cash equivalents and restricted cash at end of the year	369,965		497,791	358,635
Registered Capital	41,500		41,600
Amount Service fee incurred paid	686,200		670,600	857,400
VIE | Related Party
Current assets:
Amounts due from related parties	14,348		11,062
Current liabilities:
Other current liabilities	1,312		2,586
Non-current liabilities:
Unsettled balances of service fess	270,300		136,200
VIE | Affiliated Entity
Non-current liabilities:
Operating and other operating activities	4,242
Investment and other investing activities	6,376
VIE | Nonrelated Party
Current liabilities:
Other current liabilities	27,588		22,159
Non-current liabilities:
Operating and other operating activities	768,732		722,064	1,093,734
Investment and other investing activities	(349)		11,594	(63,862)
VIE | WFOE
Non-current liabilities:
Cash paid	¥ 595,400		¥ 695,900	¥ 834,500